Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued payroll and bonus	$ 3,805		$ 4,032
Other taxes payable	3,721		1,756
Advance payment received in relation to an investment in Cyber Cloud	2,254	[1]
Social insurance withholding	732		725
Provision for warranty	338		310	250
Others	6,802		6,311
Accrued expenses and other current liabilities	$ 17,652		$ 13,134

[1]	Pursuant to an agreement dated December 22, 2014, Beijing Gehua CATV Network Co., Ltd. ("Gehua", a third party) has agreed to inject capital of $2,254 to Cyber Cloud in exchange of a 10% equity interest in Cyber Cloud. The transaction is subject to approval from relevant PRC governmental authority, which has not been obtained by December 31, 2014. The Group recorded the advance payment received from Gehua for the capital contribution as a liability as of December 31, 2014.